Stockholder's Equity Shares Outstanding Table (Details)	Sep. 30, 2014	Jul. 23, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Common stock outstanding (shares)		101,018,990
Class A Common Stock
Class of Stock [Line Items]
Common stock outstanding (shares)	30,652,000	23,074,750	0
Class A Common Stock | Restricted Stock
Class of Stock [Line Items]
Common stock outstanding (shares)	10,942
Class A Common Stock | Restricted Stock | Executive officers and management
Class of Stock [Line Items]
Common stock outstanding (shares)		4,977,586
Class A Common Stock | Restricted Stock | Altai
Class of Stock [Line Items]
Common stock outstanding (shares)		1,800,000
Class A Common Stock | Restricted Stock | Everstream
Class of Stock [Line Items]
Common stock outstanding (shares)		800,000
Class B common stock
Class of Stock [Line Items]
Common stock outstanding (shares)	64,527,000	64,526,654	0
Class B1 common stock
Class of Stock [Line Items]
Common stock outstanding (shares)	5,840,000	5,840,000	0